OTHER CURRENT ASSETS (Details 1) - Medmen Enterprises Inc. [Member] - USD ($)		12 Months Ended
		Jun. 26, 2021	Jun. 27, 2020
Defined Benefit Plan Disclosure [Line Items]
Fair value beginning balance		$ 3,786,791	$ 13,018,791
Non-Cash Additions			287,000
Unrealized Gain on Changes in Fair Value of Investments			3,787,665
Unrealized Loss on Changes in Fair Value of Investments			(8,353,843)
Transfer to Assets Held for Sale			(8,456,665)
Transferred Back from Assets Held for Sale			3,503,843
Settlement of Liabilities		(750,000)
Fair value ending balance		3,036,791	3,786,791
ToroVerde Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value beginning balance	[1]		5,600,000
Non-Cash Additions	[1]
Unrealized Gain on Changes in Fair Value of Investments	[1]
Unrealized Loss on Changes in Fair Value of Investments	[1]		(5,600,000)
Transfer to Assets Held for Sale	[1]
Transferred Back from Assets Held for Sale	[1]
Settlement of Liabilities	[1]
Fair value ending balance	[1]
The Hacienda Company LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value beginning balance	[2]	750,000	2,209,000
Non-Cash Additions	[2]
Unrealized Gain on Changes in Fair Value of Investments	[2]		1,294,843
Unrealized Loss on Changes in Fair Value of Investments	[2]		(2,753,843)
Transfer to Assets Held for Sale	[2]		(3,503,843)
Transferred Back from Assets Held for Sale	[2]		3,503,843
Settlement of Liabilities	[2]	(750,000)
Fair value ending balance	[2]		750,000
Old Pal [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value beginning balance	[3]	1,970,000	4,430,000
Non-Cash Additions	[3]
Unrealized Gain on Changes in Fair Value of Investments	[3]		2,492,822
Unrealized Loss on Changes in Fair Value of Investments	[3]
Transfer to Assets Held for Sale	[3]		(4,952,822)
Transferred Back from Assets Held for Sale	[3]
Settlement of Liabilities	[3]
Fair value ending balance	[3]	1,970,000	1,970,000
Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value beginning balance		1,066,791	779,791
Non-Cash Additions			287,000
Unrealized Gain on Changes in Fair Value of Investments
Unrealized Loss on Changes in Fair Value of Investments
Transfer to Assets Held for Sale
Transferred Back from Assets Held for Sale
Settlement of Liabilities
Fair value ending balance		$ 1,066,791	$ 1,066,791

[1]	In July 2018, the Company purchased 9,000,000 common shares of ToroVerde Inc., an investment company focused on emerging international cannabis markets, for an aggregate purchase price of $5,000,000, or $0.56 per common share, amounting to 14.3% of the outstanding common shares. As the Company was not deemed to exert any significant influence, the investment was recorded at FVTPL as of June 26, 2021 and June 27, 2020. As of June 26, 2021, the Company holds 14.3% of the equity ownership and voting interests in this investment.
[2]	In July 2018, the Company purchased units of The Hacienda Company, LLC, a California limited liability company, which owns Lowell Herb Co., a California-based cannabis brand known for its pack of pre-rolls called Lowell Smokes, for an aggregate purchase price of $1,500,000, amounting to 3.2% of the outstanding units. Pursuant to SEC guidance under ASC 323, the application of equity method to investments applies to limited liability companies and are required unless the investor holds less than 3-5%. Accordingly, the Company was deemed to have significant influence resulting in equity method accounting. The Company has elected the fair value option under ASC 825 and the investment was recorded at FVTPL as of June 26, 2021 and June 27, 2020. As of June 26, 2021 and June 27, 2020, the Company holds 0% and 3.2%, respectively, of the equity ownership and voting interests in this investment.
[3]	In October 2018 and March 2019, the Company purchased an aggregate of 125.3 units of Old Pal, a California-based brand that provides high-quality cannabis flower for its customers, for an aggregate purchase price of $2,000,000, amounting to approximately 10.0% of the outstanding units with 8.7% voting interests. Pursuant to SEC guidance under ASC 323, the application of equity method to investments applies to limited liability companies and are required unless the investor holds less than 3-5%. Accordingly, the Company was deemed to have significant influence resulting in equity method accounting. The Company decreased their level of ownership in which Old Pal no longer qualified under equity method accounting and elected the fair value option under ASC 825. The investment was previously recorded at FVTPL and the Company continues to measure Old Pal at the previously elected FVTPL under ASC 323 as of June 26, 2021. As of June 26, 2021, the Company holds 2.6% of the equity ownership and 1.4% of the voting interests in this investment.